CONVERTIBLE NOTES AND NOTES PAYABLE (Details)		1 Months Ended	3 Months Ended			12 Months Ended
	May 31, 2018 USD ($) $ / shares	Aug. 31, 2016 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Converted Account Payable to Promissory Note [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount		$ 131,722
Debt Instrument, Term		3 years
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Interest Expense, Debt				$ 489		$ 489	$ 6,586
Interest Paid, Including Capitalized Interest, Operating and Investing Activities						9,823
Interest Payable, Current			$ 0			0
The 2018 Convertible Notes [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount	$ 895,000
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Interest Expense, Debt			9,424	14,870		43,712	53,564
Interest Payable, Current						$ 16,650
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares	$ 4.00
Number of Note Holders					3
Debt Conversion, Original Debt, Amount				$ 37,377	$ 200,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares				13,431	52,772	13,431
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 895,000
Amortization of Debt Discount (Premium)			36,487	$ 93,237		$ 155,939	$ 366,126
Convertible Debt			371,695			325,784
Debt Instrument, Unamortized Discount			137,823			191,461
The 2018 Convertible Notes [Member] | Principal [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount						50,000
The 2018 Convertible Notes [Member] | Accrued Interest [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount						3,723
The 2018 Convertible Notes [Member] | Note Holder #2 [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount						$ 185,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares						46,250
The 2018 Convertible Notes [Member] | Principal [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Interest Payable, Current			89,518
Debt Conversion, Original Debt, Amount				50,000
Convertible Debt			$ 420,000			$ 460,000
The 2018 Convertible Notes [Member] | Accrued Interest [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 3,723
Convertible Debt						$ 80,094
The 2018 Convertible Notes, Due January 30, 2021 [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Convertible Notes Payable	550,000
The 2018 Convertible Notes, Due March 31, 2021 [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Convertible Notes Payable	$ 345,000